CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Automobile sales	$ 332,634	$ 467,232	$ 121,084
Financing income	32	2,456	29,269
Other services	17,117	28,510	24,271
Total revenues	349,783	498,198	174,624
Cost of revenues:
Automobile sales	338,016	449,805	116,385
Financing income	2,017	14,021	28,975
Cost of revenue - other services	6,860	12,642	17,954
Total cost of revenues	346,893	476,468	163,314
Gross profit	2,890	21,730	11,310
Operating expenses (income):
Selling and marketing	25,142	34,562	20,070
Research and development	26,148	26,349	17,435
General and administrative	46,651	71,094	51,494
Provision of amount due from a related party	12,408	0	0
Impairment of goodwill	83,379	29,055	0
Gain on disposal of property and equipment		(25,928)	0
Total operating expenses	193,728	135,132	88,999
Loss from operations	(190,838)	(113,402)	(77,689)
Other income (expenses)	2,363	(2,014)	2,656
Fair value change (loss) gain of contingent consideration	86,256	(29,604)	(2,601)
Interest income (including interest income from a related party of $nil, $3,880 and $7,878 for the years ended December 31, 2017, 2018 and 2019, respectively)	8,837	5,760	1,988
Interest expenses	(4,623)	(5,103)	(4,322)
Realized (loss) gain on short-term investments	9	0	(100)
Realized gain (loss) on disposal of long-term investments	0	(2,141)	37,311
Impairment of long-term investments	(2,000)	0	0
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(99,996)	(146,504)	(42,757)
Income tax expenses	(24)	(9,850)	(4,479)
Loss before earnings (loss) in equity method investments and noncontrolling interest, net of tax	(100,020)	(156,354)	(47,236)
Earnings (loss) in equity method investments, net of tax	(7,464)	(2,463)	55,985
Income (loss) from continuing operations	(107,484)	(158,817)	8,749
Discontinued operations:
Loss from the operations of the discontinued operations, net of tax expenses of $nil for the years ended December 31, 2017, 2018 and 2019, respectively		(18,799)	(119,252)
Gain on deconsolidation of subsidiaries, net of tax of $nil for the years ended December 31, 2017, 2018 and 2019, respectively		242,097	0
(Loss) income from discontinued operations, net of tax expenses of $nil for the years ended December 31, 2017, 2018 and 2019, respectively	0	223,298	(119,252)
Net (loss) income	(107,484)	64,481	(110,503)
Net loss attributable to the noncontrolling interest	56,391	8,059	76
Net income (loss) from continuing operations attributable to Renren Inc.	(51,093)	(150,758)	8,825
Net (loss) income from discontinued operations attributable to Renren Inc.		223,298	(119,252)
Net (loss) income attributable to Renren Inc.	$ (51,093)	$ 72,540	$ (110,427)
Net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.05)	$ (0.15)	$ 0.01
Diluted (in dollars per share)	(0.05)	(0.15)	0.01
Net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	0.00	0.22	(0.12)
Diluted (in dollars per share)	0.00	0.20	(0.12)
Net (loss) income per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.05)	0.07	(0.11)
Diluted (in dollars per share)	$ (0.05)	$ 0.07	$ (0.11)
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,049,024,096	1,036,421,063	1,028,537,406
Diluted (in shares)	1,049,024,096	1,036,421,063	1,029,736,939
Weighted average number of shares used in calculating net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)		1,036,421,063	1,028,537,406
Diluted (in shares)		1,095,805,917	1,028,537,406